Related party transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related party transactions
Summary of key management personnel

	2025	2024	2023
	$m	$m	$m
Salaries and other short-term employee benefits	15	10	12
Post-employment benefits	1	—	3
Share-based payments	2	4	5
	18	14	20